Income Taxes (Schedule of Components of Income from Continuing Operations Before Income Taxes) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Tax Disclosure [Abstract]
U.S.					$ 70.0	$ 174.6	$ 134.9
Non-U.S.					56.4	61.5	108.3
Income (loss) from continuing operations before income taxes	$ (8.6)	$ 53.5	$ 54.4	$ 90.4	$ 126.4	$ 236.1	$ 243.2